Licensed Copyrights, Net - Schedule of Licensed Copyrights, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Broadcasting Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	¥ 43,165,880		¥ 41,489,049
Finite-Lived License Agreements, Accumulated Amortization	(34,913,687)		(33,016,890)
Finite-Lived License Agreements, Impairment Amount	(288,669)		(311,375)
Finite-Lived License Agreements, Net	7,963,524	$ 1,119,495	8,160,784
Finite-Lived License Agreements, Gross, Current	7,873,668		8,591,506
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,035,938)		(7,662,016)
Finite-Lived License Agreements, Impairment Amount, Current	(20,544)		(26,748)
Net carrying value, current portion	817,186	114,879	902,742
Gross carrying value, non-current portion	35,292,212		32,897,543
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(27,877,749)		(25,354,874)
Finite-Lived License Agreements, Impairment Amount, Non-current	(268,125)		(284,627)
Net carrying value, non-current portion	7,146,338	1,004,616	7,258,042
Sublicensing Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	7,449,082		7,072,190
Finite-Lived License Agreements, Accumulated Amortization	(7,448,097)		(7,043,743)
Finite-Lived License Agreements, Impairment Amount	0		0
Finite-Lived License Agreements, Net	985	138	28,447
Finite-Lived License Agreements, Gross, Current	7,449,082		7,072,190
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,448,097)		(7,043,743)
Finite-Lived License Agreements, Impairment Amount, Current	0		0
Net carrying value, current portion	985	138	28,447
Gross carrying value, non-current portion	0		0
Finite-Lived License Agreements, Accumulated Amortization, Non-current	0		0
Finite-Lived License Agreements, Impairment Amount, Non-current	0		0
Net carrying value, non-current portion	0	0	0
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	50,614,962		48,561,239
Finite-Lived License Agreements, Accumulated Amortization	(42,361,784)		(40,060,633)
Finite-Lived License Agreements, Impairment Amount	(288,669)		(311,375)
Finite-Lived License Agreements, Net	7,964,509	1,119,633	8,189,231
Finite-Lived License Agreements, Gross, Current	15,322,750		15,663,696
Finite-Lived License Agreements, Accumulated Amortization, Current	(14,484,035)		(14,705,759)
Finite-Lived License Agreements, Impairment Amount, Current	(20,544)		(26,748)
Net carrying value, current portion	818,171	115,017	931,189
Gross carrying value, non-current portion	35,292,212		32,897,543
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(27,877,749)		(25,354,874)
Finite-Lived License Agreements, Impairment Amount, Non-current	(268,125)		(284,627)
Net carrying value, non-current portion	¥ 7,146,338	$ 1,004,616	¥ 7,258,042